As filed with the Securities and Exchange Commission on February 18, 2004
        1940 Act Registration No. 811-09078, 1933 Act File No. 033-95102

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 12
                                       and
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|
                                Amendment No. 13
                        (Check appropriate box or boxes)

                           The Penn Street Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                        1288 Valley Forge Road, Suite 88
                                Valley Forge, Pa
                    (Address of Principal Executive Offices)

                                      19482
                                   (Zip Code)

                                 (610) 935-4511
              (Registrant's Telephone Number, Including Area Code)

                           The Penn Street Fund, Inc.
                       Ms. Maria McGarry, Esq., Secretary
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482
                     (Name and Address of Agent for Service)

                    Please send copies of communications to:
                          Mr. Philip T. Masterson, Esq.
                        Citco Mutual Fund Services, Inc.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482

It is proposed that this filing will become effective
|_|   immediately upon filing pursuant to paragraph (b)
|X|   on March 18, 2004 pursuant to paragraph (b)
|_|   60 days after filing pursuant to paragraph (a)(1)
|_|   on _________ pursuant to paragraph (a)(1)
|_|   75 days after filing pursuant to paragraph (a)(2)
|_|   on _________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended. Therefore, no registration fee is due with this filing.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Valley Forge, Commonwealth of Pennsylvania on the 16th day of February, 2004.

                                        THE PENN STREET FUND, INC.


                                        By: /s/ G. Michael Mara*
                                           -------------------------------------
                                           President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ John A. Lukan*                                    February 16, 2004
---------------------------------------
John A. Lukan, Director And Chairman


/s/ Edmund Pyle, Esq.*                                February 16, 2004
---------------------------------------
Edmund Pyle, Esq., Director


/s/ James R. Brinton*                                 February 16, 2004
---------------------------------------
James R. Brinton, Director


/s/ Richard Stevens*                                  February 16, 2004
-------------------------------
Richard Stevens, Director


/s/ C. Garrett Williams*                              February 16, 2004
---------------------------------------
C. Garrett Williams, Director


/s/ Paul Giorgio*                                     February 16, 2004
---------------------------------------
Paul Giorgio, Treasurer &
Chief Accounting Officer


*By: /s/  Philip T. Masterson
    ----------------------------------
    PHILIP T. MASTERSON
    Attorney-in-Fact